BMW Vehicle Owner Trust 2011-A

Accrued Interest Date: 12/27/11	Collection Period Ending:	12/31/11
Current Payment Date: 1/25/12	Period:	4

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,334,182,794.14	$1,149,760,141.50	$1,105,137,497.86

Yield Supplement Overcollateralization	$48,835,748.76	$39,187,406.94	$36,945,878.49

Adjusted Pool Balance	$1,285,347,045.38	$1,110,572,734.56	$1,068,191,619.37

Reserve Account	$3,213,367.62	$3,213,367.62	$3,213,367.62

Overcollateralization	$35,347,045.38	$44,987,146.59	$44,987,146.59

Notes

Class A-1 Notes	$314,300,000.00	$129,885,587.97	$87,504,472.78

Class A-2 Notes	$392,000,000.00	$392,000,000.00	$392,000,000.00

Class A-3 Notes	$442,000,000.00	$442,000,000.00	$442,000,000.00

Class A-4 Notes	$101,700,000.00	$101,700,000.00	$101,700,000.00

	$1,250,000,000.00	$1,065,585,587.97	$1,023,204,472.78

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$3,075,382.60

Servicer Advances	120,907.67

Servicer Advance Reimbursement	123,403.56

Administrative Purchase Payment	0.00

Warranty Purchase Payment	126.56

Recoveries	2,772.01

Investment Earnings on Trust Accounts

Interest from Reserve Account	284.62

Interest from Collection Account	0.00

Total Available Interest	$3,076,069.90
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$29,803,608.53

Receipts of Pre-Paid Principal	14,306,768.99

Liquidation Proceeds	214,304.81

Administrative Purchase Payment

Warranty Purchase Payment	136,416.40

Total Available Principal	$44,461,098.73

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$47,537,168.63

Distributions:

Servicing Fees	$958,133.45

Non-recoverable Servicer Advance Reimbursement	14,784.72

Noteholder's Accrued and Unpaid Interest	604,998.68

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	42,381,115.19

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	3,578,136.59

Total Distributions	$47,537,168.63

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$1,149,760,141.50

Monthly Principal Received

Regular Principal Received	$29,803,608.53

Prepaid Principal Received	14,306,768.99

Liquidations	214,304.81

Principal Balance Allocable to Gross Charge-offs	161,544.91

Principal Portion of Repurchased Receivables	136,416.40

Total Monthly Principal Amounts	$44,622,643.64

Ending Receivable Principal Balance	$1,105,137,497.86

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.30558%	$31,972.85	0.10
Class A-2 Notes			0.63000%	$205,800.00	0.53
Class A-3 Notes			0.76000%	$279,933.33	0.63
Class A-4 Notes			1.03000%	$87,292.50	0.86
				$604,998.68

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$129,885,587.97	42,381,115.19	$87,504,472.78	134.84	0.28
Class A-2 Notes	$392,000,000.00	0.00	$392,000,000.00	0.00	1.00
Class A-3 Notes	$442,000,000.00	0.00	$442,000,000.00	0.00	1.00
Class A-4 Notes	$101,700,000.00	0.00	$101,700,000.00	0.00	1.00
	1,065,585,587.97	42,381,115.19	$1,023,204,472.78

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	39,187,406.94
Beginning Period Amount	39,187,406.94
Current Distribution Date Required Amount	36,945,878.49
Current Period Release	2,241,528.45
Ending Period Amount	$36,945,878.49

Reserve Account

Beginning Period Required Amount	$3,213,367.62
Beginning Period Amount	3,213,367.62
Net Investment Earnings	284.62
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,213,367.62
Release to Depositor	284.62
Ending Period Amount	$3,213,367.62

Overcollateralization

Beginning Period Overcollateralization Amount	$44,987,146.59

Target Overcollateralization Amount	$44,987,146.59

Ending Period Over Collateralization Amount	$44,987,146.59

Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	48,140	48,114
Weighted Average Remaining Term	44.16	43.25
Weighted Average Annual Percentage Rate	3.20%	3.20%

Delinquencies
	Dollar Amount	Percentage
30-59 Days	$2,409,811.00	0.22%
60-89 Days	483,012.66	0.04%
90-119 Days	28,294.35	0.00%
120+ Days	95,323.63	0.01%

Total 30+ Days Past Due	$3,016,441.64	0.27%

Write-offs
Gross Principal Write-offs for Current Period		$182,722.23
Recoveries for Current Period		2,772.01
Net Write-Offs for Current Period		179,950.22
Cumulative Net Realized Losses		$251,819.44

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	688,487.62	15
Ending Period Repossessed Receivables Balance	685,195.75	19

Principal Balance of 90+ Day Repossessed Vehicles	29,975.00	1

Rule 943 Repurchses		$0